Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Restricted cash	$ 63	$ 63
Equity securities minimum restriction period	1 year
Summary Of Significant Accounting Policies [Line Items]
Minimum contractual term for trade receivables	1 year
Advertising expenses	$ 76	$ 80	$ 84
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	10 years
Building and Building Equipment | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum useful life, years	5 years
Building and Building Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Minimum useful life, years	40 years
Machinery And Equipment | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum useful life, years	2 years
Machinery And Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Minimum useful life, years	10 years